Investor A C Institutional And Class R [Member] N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BlackRock Advantage Global Fund, Inc.
Entity Central Index Key	0000922457
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Oct. 28, 2025